Changes in Liabilities from Financing Activities (Tables)	6 Months Ended
Jun. 30, 2024
Changes in Liabilities from Financing Activities [Abstract]
Schedule of Changes in Liabilities from Financing Activities
	Short-term borrowings	Long-term borrowings (including current portion)	Lease liabilities	Liabilities from financing activities-gross

At January 1, 2024	$16,449,110	$8,640,311	$53,338	$25,142,759
Changes in cash flow from financing activities	(2,571,682)	(750,819)	(68,252)	(3,381,157)
Changes in other non-cash items	-	-	539,835	530,239
Impact of changes in foreign exchange rate	(772,926)	(479,099)	267,044	(984,981)
At June 30, 2024	$13,104,502	$7,410,393	$791,965	$21,296,172
	Short-term borrowings	Long-term borrowings (including current portion)	Lease liabilities	Liabilities from financing activities-gross
At January 1, 2023	$13,492,935	$10,360,684	$16,981	$23,870,600
Changes in cash flow from financing activities	1,798,993	(872,431)	(8,665)	917,897
Changes in other non-cash items	77,977	(77,977)	71	71
Impact of changes in foreign exchange rate	(180,685)	(136,919)	-	(317,604)
At June 30, 2023	$15,189,220	$9,273,357	$8,387	$24,470,964